FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of carrying amount and the fair value of the assets and liabilities

The following table presents the carrying amount and the fair value of the assets and liabilities as of December 31, 2021 and 2020:

	December 31, 2021		December 31, 2020
	Carrying	Fair	Carrying	Fair
	amount	Value	amount	Value
In millions of COP
Assets
Debt instruments at fair value through profit or loss	15,036,467	15,036,467	15,571,214	15,571,214
Debt instruments at fair value through OCI	7,245,451	7,245,451	8,238,981	8,238,981
Debt instruments at amortized cost	6,527,230	6,502,271	5,154,601	5,200,688
Derivative financial instruments	2,454,005	2,454,005	2,800,719	2,800,719
Equity securities at fair value	480,153	480,153	588,207	588,207
Loans and advances to customers, net	204,459,001	213,262,329	174,793,687	183,162,834
Investment property	3,132,220	3,132,220	2,839,350	2,839,350
Investments in associates(1)	1,358,368	1,358,368	1,263,765	1,263,765
Total	240,692,895	249,471,264	211,250,524	219,665,758
Liabilities
Deposits by customers	(210,390,848)	(211,619,686)	(180,820,793)	(182,022,114)
Interbank deposits	(886,405)	(886,405)	(762,574)	(762,574)
Repurchase agreements and other similar secured borrowing	(763,325)	(763,325)	(2,216,163)	(2,216,163)
Derivative financial instruments	(1,961,109)	(1,961,109)	(2,381,326)	(2,381,326)
Borrowings from other financial institutions	(8,551,558)	(8,551,558)	(11,202,126)	(11,202,126)
Preferred shares	(584,204)	(604,025)	(584,204)	(602,987)
Debt instruments in issue	(21,093,864)	(21,696,836)	(19,126,593)	(20,530,091)
Total	(244,231,313)	(246,082,944)	(217,093,779)	(219,717,381)
(1)	It corresponds to investments in associates P.A Viva Malls and Distrito Vera. See Note 8 Investments in associates and joint ventures.

Schedule of fair-value hierarchy levels the Bank's assets that are measured at fair value on a recurring basis

The following table presents for each of the Fair-Value hierarchy levels the Bank’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020:

Financial Assets
	December 31, 2021				December 31, 2020
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Investment securities
Debt instruments at fair value through profit or loss
Securities issued by the Colombian Government	8,377,741	600,743	-	8,978,484	9,177,665	1,262,313	-	10,439,978
Securities issued or secured by government entities	-	67,395	-	67,395	-	72,401	-	72,401
Securities issued by other financial institutions	197,315	378,787	113,058	689,160	138,101	461,349	122,285	721,735
Securities issued by foreign governments	3,083,180	2,097,595	-	5,180,775	3,211,372	1,023,427	-	4,234,799
Corporate bonds	28,483	92,170	-	120,653	25,161	66,348	10,792	102,301
Total debt instruments at fair value through profit or loss	11,686,719	3,236,690	113,058	15,036,467	12,552,299	2,885,838	133,077	15,571,214
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	-	2,515,927	-	2,515,927	-	2,552,041	-	2,552,041
Securities issued by other financial institutions	188,638	122,020	-	310,658	230,095	542,640	-	772,735
Securities issued by foreign governments	2,672,889	1,621,060	-	4,293,949	2,561,302	2,253,751	-	4,815,053
Corporate bonds	87,021	37,896	-	124,917	62,556	36,596	-	99,152
Total debt instruments at fair value through OCI	2,948,548	4,296,903	-	7,245,451	2,853,953	5,385,028	-	8,238,981
Total debt instruments	14,635,267	7,533,593	113,058	22,281,918	15,406,252	8,270,866	133,077	23,810,195
Equity securities
Equity securities	35,833	109,314	335,006	480,153	90,988	51,863	445,356	588,207
Total equity securities	35,833	109,314	335,006	480,153	90,988	51,863	445,356	588,207
Derivative financial instruments
Forwards
Foreign exchange contracts	-	251,299	478,068	729,367	-	582,282	392,843	975,125
Equity contracts	-	6,483	313	6,796	-	1,688	-	1,688
Total forwards	-	257,782	478,381	736,163	-	583,970	392,843	976,813
Swaps
Foreign exchange contracts		1,007,173	415,182	1,422,355	-	794,202	152,851	947,053
Interest rate contracts	89,069	111,696	46,393	247,158	30,146	673,723	136,173	840,042
Total swaps	89,069	1,118,869	461,575	1,669,513	30,146	1,467,925	289,024	1,787,095
Options
Foreign exchange contracts	368	3,578	44,383	48,329	22	2,277	34,512	36,811
Total options	368	3,578	44,383	48,329	22	2,277	34,512	36,811
Total derivative financial instruments	89,437	1,380,229	984,339	2,454,005	30,168	2,054,172	716,379	2,800,719
Investment properties
Lands	-	-	182,500	182,500	-	-	256,195	256,195
Buildings	-	-	2,949,720	2,949,720	-	-	2,583,155	2,583,155
Total investment properties	-	-	3,132,220	3,132,220	-	-	2,839,350	2,839,350
Investment in associates at fair valure
P.A Viva Malls	-	-	1,355,688	1,355,688	-	-	1,263,765	1,263,765
P.A Distrito Vera	-	-	2,680	2,680	-	-	-	-
Total investment in associates at fair value	-	-	1,358,368	1,358,368	-	-	1,263,765	1,263,765
Total	14,760,537	9,023,136	5,922,991	29,706,664	15,527,408	10,376,901	5,397,927	31,302,236

Financial liabilities
	December 31, 2021				December 31, 2020
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Derivative financial instruments
Forwards
Foreign exchange contracts	-	(535,535)	(70,002)	(605,537)	-	(823,360)	(57,254)	(880,614)
Equity contracts	-	(25,068)	-	(25,068)	-	(15,333)	-	(15,333)
Total forwards	-	(560,603)	(70,002)	(630,605)	-	(838,693)	(57,254)	(895,947)
Swaps
Foreign exchange contracts	-	(798,396)	(162,442)	(960,838)	-	(581,120)	(34,505)	(615,625)
Interest rate contracts	(76,925)	(227,220)	(4,312)	(308,457)	(26,940)	(773,774)	(2,439)	(803,153)
Total swaps	(76,925)	(1,025,616)	(166,754)	(1,269,295)	(26,940)	(1,354,894)	(36,944)	(1,418,778)
Options
Foreign exchange contracts	-	(61,209)	-	(61,209)	(17)	(66,584)	-	(66,601)
Total options	-	(61,209)	-	(61,209)	(17)	(66,584)	-	(66,601)
Total derivative financial instruments	(76,925)	(1,647,428)	(236,756)	(1,961,109)	(26,957)	(2,260,171)	(94,198)	(2,381,326)
Total	(76,925)	(1,647,428)	(236,756)	(1,961,109)	(26,957)	(2,260,171)	(94,198)	(2,381,326)

Schedule of fair-value hierarchy levels the Bank's liabilities that are measured at fair value on a recurring basis
Schedule of fair-value hierarchy levels the Bank's assets and liabilities that are not measured at fair value in the statement of financial position

Assets
	December 31, 2021				December 31, 2020
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Debt instruments
Securities issued by the Colombian Government	147,502	-	-	147,502	131,530	-	-	131,530
Securities issued or secured by government entities	-	50,598	2,647,497	2,698,095	-	-	2,423,639	2,423,639
Securities issued by other financial institutions	294,421	294,717	3,106	592,244	238,317	-	32,428	270,745
Securities issued by foreign governments	318,035	182,987	-	501,022	239,623	150,667	-	390,290
Corporate bonds	1,039,185	15,034	1,509,189	2,563,408	644,745	13,265	1,326,474	1,984,484
Total – Debt instruments	1,799,143	543,336	4,159,792	6,502,271	1,254,215	163,932	3,782,541	5,200,688
Loans and advances to customers, net			213,262,329	213,262,329	-	-	183,162,834	183,162,834
Total	1,799,143	543,336	217,422,121	219,764,600	1,254,215	163,932	186,945,375	188,363,522

Liabilities
	December 31, 2021					December 31, 2020
Type of instruments	Fair value hierarchy				Total fair	Fair value hierarchy			Total fair
	Level 1		Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Deposits by customers	-		(24,126,509)	(187,493,177)	(211,619,686)	-	(29,309,307)	(152,712,807)	(182,022,114)
Interbank deposits	-		-	(886,405)	(886,405)	-	-	(762,574)	(762,574)
Repurchase agreements and other similar secured borrowing	-		-	(763,325)	(763,325)	-	-	(2,216,163)	(2,216,163)
Borrowings from other financial institutions	-		-	(8,551,558)	(8,551,558)	-	-	(11,202,126)	(11,202,126)
Debt instruments in issue	(11,673,618)	(1)	(7,948,718)	(2,074,500)	(21,696,836)	(10,507,774)	(8,407,005)	(1,615,312)	(20,530,091)
Preferred shares	-		-	(604,025)	(604,025)	-	-	(602,987)	(602,987)
Total	(11,673,618)		(32,075,227)	(200,372,990)	(244,121,835)	(10,507,774)	(37,716,312)	(169,111,969)	(217,336,055)
(1)	Change of level in bonds issued by Bancolombia according to its market liquidity.

Schedule of Items Measured at fair value on a non-recurring basis

The Bank measures assets held for sale based on fair value less costs to sell. This category includes certain foreclosed assets and investments in associates held for sale. The fair values were determined using external and internal valuation techniques or third party experts, depending on the type of underlying asset. The following breakdown sets forth the fair value hierarchy of those assets classified by type:

	December 31, 2021				December 31, 2020
	Fair-value hierarchy			Total fair	Fair-value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Machinery and equipment	-	-	4,340	4,340	-	-	3,277	3,277
Real estate for residential purposes	-	-	101,214	101,214	-	-	70,252	70,252
Real estate different from residential properties	-	-	28,143	28,143	-	-	8,974	8,974
Total	-	-	133,697	133,697	-	-	82,503	82,503

Schedule of Changes in Level 3 Fair-Value Category

The table below presents reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2021 and 2020:

As of December 31, 2021

	Balance,	Included							Transfers	Transfers	Balance,
	January 1,	in	OCI	Purchases	Settlement	Reclassifications		Prepaids	in to	out of	December 31,
	2021	earnings							level3	level3	2021
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	122,285	(106)	-	5,034	(14,623)	-		(32,211)	32,679	-	113,058
Corporate bonds	10,792	-	-	-	(7,127)	-			-	(3,665)	-
Total	133,077	(106)	-	5,034	(21,750)	-		(32,211)	32,679	(3,665)	113,058
Derivative financial instruments
Foreign exchange contracts	580,206	105,528	-	532,190	(456,806)	(19,593)		-	235,709	(39,601)	937,633
Interest rate contracts	136,173	(37,024)	-	6,635	(26,569)	(7,308)		-	13,812	(39,326)	46,393
Equity contracts	-	-	-	313	-	-		-	-	-	313
Total	716,379	68,504	-	539,138	(483,375)	(26,901)	(1)	-	249,521	(78,927)	984,339
Equity securities
Equity securities	445,356	(474)	36,656	2,664	(124,343)	-		-	2	(24,855)	335,006
Total	445,356	(474)	36,656	2,664	(124,343)	-		-	2	(24,855)	335,006
Investment in associates
PA Viva Malls	1,263,765	105,202	-	-	(13,279)	-		-	-	-	1,355,688
PA Distrito Vera	-	237	-	1,779	(2,529)	3,193		-	-	-	2,680
Total	1,263,765	105,439	-	1,779	(15,808)	3,193		-	-	-	1,358,368
Total Assets	2,558,577	173,363	36,656	548,615	(645,276)	(23,708)		(32,211)	282,202	(107,447)	2,790,771
Liabilities
Derivative financial instruments
Foreign exchange contracts	(91,759)	2,351	-	(71,358)	52,311	19,593		-	(160,156)	16,574	(232,444)
Interest rate contracts	(2,439)	(7,694)	-	(648)	28	7,308		-	(3,278)	2,411	(4,312)
Total	(94,198)	(5,343)	-	(72,006)	52,339	26,901	(1)	-	(163,434)	18,985	(236,756)
Total liabilities	(94,198)	(5,343)	-	(72,006)	52,339	26,901		-	(163,434)	18,985	(236,756)
(1)	From derivative assets to derivative liabilities classified in level 3 and viceversa.

As of December 31, 2020

	Balance,	Included							Transfers	Transfers	Balance,
	January 1,	in	OCI	Purchases	Settlement	Reclassifications		Prepaids	in to	out of	December 31,
	2020	earnings							Level3	Level3	2020
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	126,049	14,325	-	4,325	(24,501)	-		(36,507)	40,558	(1,964)	122,285
Corporate bonds	2,030	1,344	-	-	-	-		(1,353)	8,771	-	10,792
Total	128,079	15,669	-	4,325	(24,501)	-		(37,860)	49,329	(1,964)	133,077
Derivative financial instruments
Foreign exchange contracts	394,280	16,561	-	463,285	(282,053)	(4,270)		-	308	(7,905)	580,206
Interest rate contracts	56,054	53,367	-	33,076	(3,934)	-		-	1,758	(4,148)	136,173
Equity contracts	142	-	-	-	(142)	-		-	-	-	-
Total	450,476	69,928	-	496,361	(286,129)	(4,270)	(1)	-	2,066	(12,053)	716,379
Equity securities
Equity securities	1,079,700	(17,045)	36,682	26,281	(79,287)	(573,592)		-	27	(27,410)	445,356
Total	1,079,700	(17,045)	36,682	26,281	(79,287)	(573,592)		-	27	(27,410)	445,356
Investment in associates
PA Viva Malls	1,249,818	56,116	-	-	(42,169)	-		-	-	-	1,263,765
Total	1,249,818	56,116	-	-	(42,169)	-		-	-	-	1,263,765
Total Assets	2,908,073	124,668	36,682	526,967	(432,086)	(577,862)		(37,860)	51,422	(41,427)	2,558,577
Liabilities
Derivative financial instruments
Foreign exchange contracts	(119,643)	(4,067)	-	(73,770)	111,182	4,270		-	(12,325)	2,594	(91,759)
Interest rate contracts	(1,376)	-	-	(40)	519	-		-	(2,399)	857	(2,439)
Equity contracts	(199)	-	-	-	199	-		-	-	-	-
Total	(121,218)	(4,067)	-	(73,810)	111,900	4,270	(1)	-	(14,724)	3,451	(94,198)
Total liabilities	(121,218)	(4,067)	-	(73,810)	111,900	4,270		-	(14,724)	3,451	(94,198)
(1)	From derivative assets to derivative liabilities classified in level 3 and viceversa. In 2020 the Bank consolidated certain equity securities that are controlled through its subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, due to the control definition being according to IFRS 10. These equity securities are considered as a business, because of their capacity to generate income.

Schedule of transfers for all assets and liabilities measured at fair value on a recurring basis between Level 1 and Level 2

The table below presents the transfers for all assets and liabilities measured at fair value on a recurring basis between Level 1 and Level 2 as of December 31, 2021 and 2020:

	December 31, 2021		December 31, 2020
	Transfers level 1	Transfers level	Transfers level	Transfers level
	to level 2	2 to level 1	1 to level 2	2 to level 1
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	10,293	-	-	-
Securities issued or secured by foreign government	-	-	50	663
Total	10,293	-	50	663
Debt instruments at fair value through OCI
Securities issued or secured by foreign government	-	-	481,294	34,325
Total	-	-	481,294	34,325
Equity securities
Equity securities	80,990	-	-	70,206
Total	80,990	-	-	70,206

Schedule of significant unobservable inputs related to the Bank's material categories of Level 3 financial assets and liabilities and the sensitivity of these fair values to reasonably possible alternative assumptions

As of December 31, 2021

						Sensitivity	Sensitivity
		Valuation	Significant	Range of	Weighted	100	100
Financial instrument	Fair Value	technique	unobservable input	inputs	average	basis point	basis point
						increase	decrease
Amounts in millions of COP
Debt instruments
Securities issued by other financial institutions
TIPS	98,383	Discounted cash flow	Yield	0.14% a 5.46%	2.74%	96,097	100,779
			Prepayment Speed	n/a	n/a	95,889	102,148
Other bonds	9,635	Discounted cash flow	Yield	1.16% a 1.16%	1.16%	9,276	10,014
			Liquidity risk	2.55% a 2.55%	2.55%	9,281	10,008
Time deposits	5,040	Discounted cash flow	Interest rate	0.47% a 4.25%	3.84%	4,989	5,053
Total debt instruments	113,058
Equity securities
Equity securities	335,006	Price-based	Price	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	408,379	Discounted cash flow	Credit spread	0% a 32.81%	6.83%	406,899	409,594
			Yield
Swaps	294,821	Discounted cash flow	Credit spread	0% a 28.85%	3.82%	309,046	285,805
			Yield
Options	44,383	Discounted cash flow	Credit spread	0.14% a 37.57%	0.63%	44,048	44,575
Total derivative financial instruments	747,583
Investment in associates
P.A Viva Malls	1,355,688	Price-based	Price	n/a	n/a	n/a	n/a
P.A Distrito Vera	2,680	Price-based	Price	n/a	n/a	n/a	n/a

As of December 31, 2020

						Sensitivity	Sensitivity
		Valuation	Significant	Range of	Weighted	100	100
Financial instrument	Fair Value	technique	unobservable input	inputs	average	basis point	basis point
						increase	decrease
In millions of COP
Debt instruments
Securities issued by other financial institutions
TIPS	108,992	Discounted cash flow	Yield	0.14% to 5.46%	2.73%	106,498	110,328
			Prepayment Speed	n/a	n/a	110,178	107,586
Other bonds	9,786	Discounted cash flow	Yield	2.20% to 2.20%	2.2%	9,335	10,267
			Liquidity risk	2.55% to 2.55%	2.55%	9,337	10,265
Time deposits	3,507	Discounted cash flow	Interest rate	2.95% to 5.10%	5.13%	3,499	3,514
Securities issued by other financial institutions	122,285
Corporate bonds
Corporate bonds	10,792	Discounted cash flow	Yield	3.32%	3.32%	10,711	10,890
Total debt instruments	133,077
Equity securities
Equity securities	445,356	Price-based	Price	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	335,589	Discounted cash flow	Credit spread	0% to 22.58%	3.69%	334,916	336,268
Swaps	252,080	Discounted cash flow	Credit spread	0% to 32.25%	4.39%	247,382	239,563
Options	34,512	Black-Scholes	Credit spread	0% to 36.99%	1.78%	34,270	34,732
Total derivative financial instruments	622,181
Investment in associates
P.A Viva Malls	1,263,765	Price-based	Price	n/a	n/a	n/a	n/a